Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

For the years ended December 31,	2024	2023	2022
Current tax expense (recovery)	$50,943	$75,780	$77,645
Deferred tax expense (recovery)	(63,980)	13,816	(26,236)
Tax expense (recovery)	$(13,037)	$89,596	$51,409

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

For the years ended December 31,	2024	2023	2022
Net income (loss) before taxes	$(315,503)	$672,866	$(30,188)
Multiplied by the statutory income tax rates	26.39%	26.40%	26.44%
	(83,261)	177,637	(7,982)
Income tax recorded at rates different from the Canadian tax rate	(12,266)	(11,518)	(11,774)
Permanent differences	6,361	(71,741)	35,298
Effect on deferred tax balances due to changes in income tax rates	(86)	(407)	1,870
Effect of temporary differences not recognized as deferred tax assets	77,948	(4,661)	32,654
Foreign taxes	8,866	—	—
Taxes related to prior periods	6	(2,152)	2,072
Impact of foreign exchange	(10,883)	2,436	(731)
Other	278	2	2
Tax expense (recovery)	$(13,037)	$89,596	$51,409
Effective income tax rate	4.13%	13.32%	(170.30)%

Temporary differences, tax losses and tax credits

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2024	2023
Deferred tax assets
Foreign tax credits	$2,692	$2,999
Corporate interest restriction	—	7,397
Financing charges	—	4,412
Deferred revenue	5,783	7,249
Loss carry forwards	44,309	43,520
Reserves	1,363	1,467
Other	2,302	872
Total deferred tax assets	$56,449	$67,916
As at December 31,	2024	2023
Deferred tax liabilities
Capital assets	$(46,149)	$(76,376)
Intangible assets	(174,514)	(222,159)
Financing charges	(7,511)	—
Employee benefits	(760)	(1,674)
Total deferred tax liabilities	(228,934)	(300,209)
Deferred tax liabilities, net	$(172,485)	$(232,293)

As at December 31, 2024, deferred tax assets of $3.1 million on the balance sheet relate to Brazil and United States tax jurisdictions (December 31, 2023 — $3.0 million related to Brazil tax jurisdictions).

Certain comparative figures have been reclassified to conform to the current year presentation.

Foreign tax credits

The Company has Canadian foreign tax credits of $11.5 million which may only be used to offset taxes payable, of which $2.6 million has been recognized. The credits are due to expire between 2025 and 2034.

The Company has United Kingdom foreign tax credits of $11.2 million which have no expiry. No deferred tax asset has been recognized in respect of these foreign tax credits.

The Company has United States foreign tax credits of $157.6 million carried over from 2017. No deferred tax asset has been recognized in respect of these foreign tax credits.

Loss carry forwards and deductible temporary differences

The Company has tax losses in Canada of $129.0 million which will expire starting in 2038 for which a deferred tax asset of $7.2 million has been recognized. The Company has capital losses in Canada of $7.7 million which have no expiry. No deferred tax asset has been recognized in respect to these losses as it is not probable we will recognize capital gains. In addition, the Company also has $182.1 million of deductible temporary differences for which no deferred tax asset has been recognized.

The Company has tax losses in the United Kingdom of $131.9 million that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 50% of taxable income generated in a carry forward year. Notwithstanding, the Company will be entitled to a GBP 5 million annual allowance of unrestricted taxable income not subject to the 50% limitation. A deferred tax asset of $21.6 million has been recognized in respect of the losses. The Company also has $389.2 million of unused interest deductions in the United Kingdom that can be carried forward indefinitely for which no deferred tax has been recognized.

The Company has tax losses of $5.1 million in the United States which can be carried forward indefinitely, and subject to restrictions on their utilization of up to 80% of taxable income generated in a carry forward year. No deferred tax asset has been recognized in respect of the losses. The Company also has $14.7 million of deductible temporary differences for which no deferred tax asset has been recognized.

The Company has tax losses of $1.6 million in Brazil that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 30% of taxable income generated in a carry forward year. A deferred tax asset of $0.6 million has been recognized in respect of the losses.

Investments in subsidiaries

As at December 31, 2024, the Company had temporary differences of $437.5 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.